Asset Retirement Obligations (Details) - Schedule of Asset Retirement Obligations - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Asset Retirement Obligations [Abstract]
ARO Liability - Balance	$ 197	$ 397	$ 411
Additional obligations incurred
Disposals		(235)
Accretion expense	3	24	20
Foreign exchange gain/(loss)		11	(34)
ARO Liability - Balance	$ 196	$ 197	$ 397